CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 39,928	$ 65,128
Accounts receivable	823	594
Prepaid expenses and other current assets	3,546	993
Note receivable from Kantaro	75	75
Receivable from affiliates	35	1
Total current assets	44,407	66,791
Property and equipment, net	2,880	2,490
Investment in VericiDx	7,033	9,295
Investment in Kantaro	37	0
Total assets	54,357	78,576
Current liabilities:
Accounts payable	1,379	1,403
Accounts payable-related party	1,007	361
Accrued expenses and other current liabilities	4,533	4,602
Accrued expenses—related party	1,337	224
Deferred revenue	67	122
Payable to affiliate—current	219	350
Total current liabilities	8,542	7,062
Other liabilities	15	53
Total liabilities	8,557	7,115
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 76,681,831 shares authorized; 72,308,930 and 72,197,286 shares issued and outstanding at December 31, 2021 and June 30, 2021, respectively	220	220
Additional paid-in capital	152,662	150,407
Accumulated other comprehensive income (loss)	5,788	8,276
Accumulated deficit	(112,870)	(87,442)
Total shareholders' equity	45,800	71,461
Total liabilities and shareholders' equity	$ 54,357	$ 78,576